FAIR VALUE (Details) (USD $)	12 Months Ended
Dec. 31, 2013
FAIR VALUE
Impairment charge on assets held for sale	$ 3,695,805
Nonrecurring Basis
FAIR VALUE
Impairment charge on assets held for sale	3,695,805
Nonrecurring Basis | Carrying value
FAIR VALUE
Long-lived assets held-for-sale	44,402,856
Nonrecurring Basis | Significant Other Observable Inputs (Level 2)
FAIR VALUE
Long-lived assets held-for-sale	$ 40,707,051